Note 7 - Long-term Debt and Note Payable to Bank (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Virginia Real Estate Loan [Member]
Debt Disclosure [Abstract]
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.25%
Revolving Credit Facility [Member] | The Commercial Loan [Member]
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	9,000,000
Line of Credit Facility, Interest Rate at Period End	2.35%
Long-term Line of Credit	2,500,000
Line of Credit Facility, Remaining Borrowing Capacity	6,500,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	269,996
Long-term Debt, Maturities, Repayments of Principal in Year Two	2,780,999
Long-term Debt, Maturities, Repayments of Principal in Year Three	294,213
Long-term Debt, Maturities, Repayments of Principal in Year Four	6,651,811
Revolving Credit Facility [Member] | The Commercial Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Disclosure [Abstract]
Debt Instrument, Basis Spread on Variable Rate	2.20%
Revolving Credit Facility [Member] | The Commercial Loan [Member] | Certain Foreign Receivables [Member]
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation	35.00%
Line of Credit Facility, Maximum Amount Outstanding During Period	1,000,000
Revolving Credit Facility [Member] | The Commercial Loan [Member] | Certain Raw Materials of Inventory [Member]
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation	25.00%
Revolving Credit Facility [Member] | The Commercial Loan [Member] | Certain Receivables Aged Ninety Days or Over [Member]
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation	85.00%
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Aging of Receivables	90 days